Consolidated Statements of Equity (Deficit) - USD ($) $ in Thousands	Total	Hoya Intermediate, LLC	Vivid Seats Inc	Noncontrolling Interest [Member]	Redeemable Senior Preferred Units	Redeemable Preferred Units	Common Class A [Member]	Common Class B [Member]	Common Units [Member]	Common Units [Member] Common Class A [Member]	Common Units [Member] Common Class B [Member]	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (Income) Loss
Temporary equity, Balances, shares at Dec. 31, 2018					100	100
Temporary equity, Balances at Dec. 31, 2018					$ 182,755	$ 9,939
Balances, shares at Dec. 31, 2018									100
Balances at Dec. 31, 2018	$ 596,669											$ 790,003	$ (198,642)	$ 5,308
Net income (loss)	(53,848)												(53,848)
Unrealized gain (loss) on derivative instruments		$ (7,225)												(7,225)
Deemed contribution from former parent		5,174										5,174
Accretion of senior preferred units		(14,399)			$ 14,399							(14,399)
Distributions to former parent		(8,095)										(8,095)
Temporary equity, Balances, shares at Dec. 31, 2019					100	100
Temporary equity, Balances at Dec. 31, 2019					$ 197,154	$ 9,939
Balances, shares at Dec. 31, 2019									100
Balances at Dec. 31, 2019		518,276										772,683	(252,490)	(1,917)
Net income (loss)	(774,185)	(774,185)											(774,185)
Unrealized gain (loss) on derivative instruments		887												887
Loss reclassified from accumulated other comprehensive loss to earnings		208												208
Deemed contribution from former parent		4,287										4,287
Accretion of senior preferred units		21,134			$ 21,134							21,134
Distributions to former parent		(120)										(120)
Temporary equity, Balances, shares at Dec. 31, 2020					100	100
Temporary equity, Balances at Dec. 31, 2020					$ 218,288	$ 9,939
Balances, shares at Dec. 31, 2020							0	0	100
Balances at Dec. 31, 2020	(271,781)	(271,781)										755,716	(1,026,675)	(822)
Net income (loss)	(20,251)												(20,251)
Unrealized gain (loss) on derivative instruments	243													243
Deemed contribution from former parent	1,091											1,091
Accretion of senior preferred units	6,822				$ 6,822							6,822
Temporary equity, Balances, shares at Mar. 31, 2021					100	100
Temporary equity, Balances at Mar. 31, 2021					$ 225,110	$ 9,939
Balances, shares at Mar. 31, 2021									100
Balances at Mar. 31, 2021	(297,520)											749,985	(1,046,926)	(579)
Temporary equity, Balances, shares at Dec. 31, 2020					100	100
Temporary equity, Balances at Dec. 31, 2020					$ 218,288	$ 9,939
Balances, shares at Dec. 31, 2020							0	0	100
Balances at Dec. 31, 2020	(271,781)	(271,781)										755,716	(1,026,675)	(822)
Net income (loss)	(19,129)
Net loss Prior to Reverse Recapitalization		(12,836)											(12,836)
Loss Reclassified From Accumulated Other Comprehensive Loss to Earnings Prior to Reverse Recapitalization		822												$ 822
Deemed contribution from former parent prior to reverse recapitalization		3,692										3,692
Accretion of Senior Preferred Units Prior to Reverse Recapitalization		(17,738)			$ 17,738							(17,738)
Reverse Recapitalization, Net - Shares					(100)	(100)			(100)	76,948,433	118,200,000
Reverse Recapitalization, Net		637,361		$ 84,874	$ (236,026)	$ (9,939)				$ 8	$ 12	637,341	0
Net loss after reverse recapitalization		(3,283)		(3,010)									(3,283)
Deemed contribution from parent after reverse recapitalization		293		438								293
Equity-based compensation after reverse recapitalization		1,624										1,624
Change in fair value of warrants		$ 1,269										$ 1,269
Issuance of shares related to Betcha Acquisition		21,306								2,143,438		21,306
Dividends paid to Class A Common Shareholders		$ (17,698)										$ (17,698)
Subsequent Remeasurement of Noncontrolling interests		(1,203,714)		1,203,714								(1,203,714)
Temporary equity, Balances, shares at Dec. 31, 2021					0
Temporary equity, Balances at Dec. 31, 2021				1,286,016	$ 0
Balances, shares at Dec. 31, 2021							79,091,871	118,200,000		79,091,871	118,200,000
Balances at Dec. 31, 2021	(860,683)	$ (860,683)								$ 8	$ 12	182,091	(1,042,794)
Net income (loss)	3,138		$ 1,259	1,879									1,259
Deemed contribution from former parent	463			691
Issuance of Class A common stock										75,072
Deemed Contribution From Parent Prior to Reverse Recapitalization												463
Equity-based compensation after reverse recapitalization	2,443											2,443
Subsequent Remeasurement of Noncontrolling interests	(18,706)			18,706								(18,706)
Temporary equity, Balances at Mar. 31, 2022				$ 1,307,292
Balances, shares at Mar. 31, 2022							79,166,943	118,200,000		79,166,943	118,200,000
Balances at Mar. 31, 2022	$ (875,224)									$ 8	$ 12	$ 166,291	$ (1,041,535)